Evergreen Asset Management Corp.
                             2500 Westchester Avenue
                            Purchase, New York 10577




                                                          November 29, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re    Rule 24f-2 Notice of
         EVERGREEN TRUST
         on behalf of its Evergreen Fund and Evergreen Aggressive Growth Fund for the fiscal year of such series ended September 30, 1995 Registration No. 2-40357; Investment Company File No.811-2193

Gentlemen:

     In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940 (the "Regulation"), the Evergreen Trust (the "Trust") hereby files its Rule 24f-2 Notice on behalf of its two series, the Evergreen Fund ("Evergreen") and Evergreen Aggressive Growth Fund ("Aggressive Growth") for the fiscal year of such series ended August 31, 1995.

     This "Rule 24f-2 Notice" is being filed for the fiscal year ending August 31, 1995 ("Fiscal Year") for the Evergreen and Aggressive Growth series.

     Shares of Beneficial Interest of the Trust having a value of $ 540,637,853 which had been registered under the Securities Act of 1933 (the "Securities Act") other than pursuant to the Regulation remained unsold at the beginning of the Fiscal Year. No shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to the Regulation.

     During the Fiscal Year, shares of beneficial interest of Evergreen and Aggressive Growth having an aggregate offering price of $1,417,877,878, and $72,983,344, respectively, were sold:; and shares of beneficial interest of Evergreen and Aggressive Growth having an aggregate value of : $1,289,695,764 and $70,023,738, respectively, were redeemed. The value of the shares of Aggressive Growth redeemed includes the shares of its predecessor, ABT Emerging Growth Fund (the "ABT Fund", that were redeemed in connection with the acquisition of the net assets of the ABT Fund by Aggressive Growth at the close of business on June 30, 1995. Aggressive Growth was formed as a series of the Trust for the purpose of acquiring the net assets of the ABT Fund and had no operations prior thereto.

     Shares of beneficial interest of Evergreen and Aggressive Growth having an aggregate value of $1,289,695,764 and $70,023,738, respectively, were sold during the Fiscal Year in reliance upon the registration of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration"). Shares of both series having an aggregate value of $131,141,720 were sold other than pursuant to the Regulation.

     Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.

     In accordance with subsection (c) of Rule 24f-2, no registration fee is due on behalf of the Funds. The fee computations are based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year by the Trust, reduced by the difference between:




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                                                        -2-

Securities and Exchange Commission                            November 29, 1995


         (1) The actual aggregate redemption price of the shares of the Funds redeemed by the Trust during the Fiscal Year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust on behalf of the Funds or any of its other series pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

                                              Aggressive
                            Evergreen         Growth          TOTAL

Aggregate Sale
Price for Shares
Sold During
Fiscal Year
in Reliance
upon the 24f-2
Declaration                 $1,289,695,764    $70,023,738     $1,359,719,502

Reduced by the
Difference
Between:

(1) Aggregate
    Redemption
    Price of
    Shares
    Redeemed
    During
    the Fiscal
    Year                    $1,289,695,764    $70,023,738     $1,359,719,502
and
(2) Aggregate
    Redemption
    Price of
    Redeemed
    Shares
    Previously
    Applied by
    Fund Pursuant
    to Rule 24e-2(a)
    Filings Made
    Pursuant to
    Section 24(e)(1)
    of Investment
    Company Act
    of 1940                 $         0       $         0      $           0

Equals

Net aggregate
proceeds from
sales and
redemptions
of Shares sold
in reliance upon
Rule 24f-2:                ($        0)      $          0      $           0

Fee pursuant to Sec.6(b) of
the Securities Act of 1933                                             /2900
                                                               -------------
                                                                          $0
                                                               =============



     Any questions regarding the matter should be addressed to Joseph J. McBrien, Esquire at the above address.

                                            Very truly yours,
                                            EVERGREEN TRUST

                                            By:/s/ John J. Pileggi
                                             -------------------------
                                             John J. Pileggi
                                             President and Treasurer

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